Investment in an Equity Investee	6 Months Ended
Jun. 30, 2025
Investment in an Equity Investee
Investment in an Equity Investee

7.  Investment in an Equity Investee

Investment in an equity investee consisted of the following:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Shanghai Hutchison Pharmaceuticals Limited (“SHPL”) (note)	3,645	77,765

Note: SHPL is a private company with no quoted market price available for its shares.

On April 25, 2025, the group completed its transactions to divest 45% of its 50% shareholding in SHPL (Note 16).

Summarized financial information for SHPL is as follows:

(i)	Summarized balance sheets

	June 30,	December 31,
	2025	2024

	(in US$’000)
Current assets	215,248	213,707
Non-current assets	65,629	67,561
Current liabilities	(210,965)	(126,154)
Non-current liabilities	(5,890)	(3,858)
Net assets	64,022	151,256

(ii)	Summarized statements of operations

	Six Months Ended June 30,
	2025	2024

	(in US$’000)
Revenue	233,326	225,208
Gross profit	173,127	166,758
Interest income	493	338
Profit before taxation	81,754	80,213
Income tax expense (note (a))	(12,577)	(12,294)
Net income (note (b))	69,177	67,919

Notes:

(a)

The main entity within the SHPL group has been granted the High and New Technology Enterprise status. Accordingly, the entity was eligible to use a preferential income tax rate of 15% for the six months ended June 30, 2025 and 2024.

(b)

Net income is before elimination of unrealized profits on transactions with the Group. The amounts eliminated were approximately US$584,000 and US$152,000 for the six months ended June 30, 2025 and 2024 respectively.

(iii)	Reconciliation of summarized financial information

Reconciliation of the summarized financial information presented to the carrying amount of investment in an equity investee is as follows:

	2025	2024

	(in US$’000)
Opening net assets as at January 1	151,256	91,628
Net income	69,177	67,919
Dividend declared	(157,274)	—
Deemed distribution	—	(690)
Other comprehensive income/(loss)	863	(2,573)
Closing net assets as at June 30	64,022	156,284
Group’s share of net assets	3,201	78,142
Discounting on dividend payable	212	—
Goodwill	279	2,744
Elimination of unrealized profits on downstream sales	(47)	(367)
Carrying amount of investment as at June 30	3,645	80,519